Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MassMutual U.S. Government Money Market Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		4.78%	2.14%	1.41%
MassMutual Inflation-Protected and Income Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.83%	2.24%	2.51%
MassMutual Inflation-Protected and Income Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		2.62%	2.10%	2.40%
MassMutual Inflation-Protected and Income Fund - Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.92%	0.23%	0.96%
MassMutual Inflation-Protected and Income Fund - Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.54%	0.85%	1.23%
MassMutual Inflation-Protected and Income Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		2.63%	2.02%	2.30%
MassMutual Inflation-Protected and Income Fund - Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		2.66%	1.94%	2.21%
MassMutual Inflation-Protected and Income Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent		2.36%	1.77%	2.06%
MassMutual Inflation-Protected and Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.03%)	0.80%	1.51%
MassMutual Inflation-Protected and Income Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent		2.12%	1.53%	1.80%
MassMutual Inflation-Protected and Income Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.73%	2.14%	2.41%
MassMutual Core Bond Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.87%	0.56%	1.83%
MassMutual Core Bond Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		3.77%	0.44%	1.73%
MassMutual Core Bond Fund - Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	(1.30%)	0.13%
MassMutual Core Bond Fund - Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.21%	(0.34%)	0.66%
MassMutual Core Bond Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		3.55%	0.32%	1.62%
MassMutual Core Bond Fund - Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		3.55%	0.24%	1.52%
MassMutual Core Bond Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	0.08%	1.37%
MassMutual Core Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.06%)	(0.87%)	0.83%
MassMutual Core Bond Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent		3.73%	(0.03%)	1.19%
MassMutual Core Bond Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		3.77%	0.44%	1.72%
MassMutual Diversified Bond Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.68%	0.57%	2.01%
MassMutual Diversified Bond Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		4.58%	0.48%	1.90%
MassMutual Diversified Bond Fund - Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.69%	(1.52%)	0.23%
MassMutual Diversified Bond Fund - Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.69%	(0.38%)	0.77%
MassMutual Diversified Bond Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		4.60%	0.40%	1.81%
MassMutual Diversified Bond Fund - Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		4.37%	0.29%	1.71%
MassMutual Diversified Bond Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent		4.34%	0.16%	1.57%
MassMutual Diversified Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.27%)	(0.81%)	1.03%
MassMutual Diversified Bond Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	(0.09%)	1.31%
MassMutual Diversified Bond Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		4.58%	0.50%	1.91%
MassMutual Balanced Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.20%	8.15%	7.69%
MassMutual Balanced Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		14.08%	8.03%	7.57%
MassMutual Balanced Fund - Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.23%	5.71%	5.43%
MassMutual Balanced Fund - Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.48%	5.71%	5.41%
MassMutual Balanced Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		13.90%	7.92%	7.45%
MassMutual Balanced Fund - Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		13.76%	7.81%	7.35%
MassMutual Balanced Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent		13.56%	7.65%	7.18%
MassMutual Balanced Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.39%	6.35%	6.49%
MassMutual Balanced Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent		13.35%	7.40%	6.92%
MassMutual Balanced Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		14.00%	8.03%	7.57%
MassMutual Disciplined Growth Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		36.83%	17.03%	14.97%
MassMutual Disciplined Growth Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		36.72%	16.94%	14.85%
MassMutual Disciplined Growth Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		36.56%	16.80%	14.73%
MassMutual Disciplined Growth Fund - Service Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.74%	12.60%	10.69%
MassMutual Disciplined Growth Fund - Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.54%	12.45%	10.69%
MassMutual Disciplined Growth Fund - Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		36.41%	16.69%	14.63%
MassMutual Disciplined Growth Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent		36.15%	16.51%	14.45%
MassMutual Disciplined Growth Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		28.62%	15.09%	13.70%
MassMutual Disciplined Growth Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent		35.86%	16.22%	14.17%
MassMutual Disciplined Growth Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		36.60%	16.91%	14.84%
MassMutual Small Cap Opportunities Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.96%	10.62%	9.12%
MassMutual Small Cap Opportunities Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		12.84%	10.49%	9.00%
MassMutual Small Cap Opportunities Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		12.76%	10.40%	8.90%
MassMutual Small Cap Opportunities Fund - Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		12.65%	10.29%	8.79%
MassMutual Small Cap Opportunities Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent		12.46%	10.12%	8.63%
MassMutual Small Cap Opportunities Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.21%	8.79%	7.91%
MassMutual Small Cap Opportunities Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	7.14%	6.10%
MassMutual Small Cap Opportunities Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	6.74%	5.90%
MassMutual Small Cap Opportunities Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent		12.17%	9.85%	8.36%
MassMutual Small Cap Opportunities Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		12.88%	10.51%	9.01%
MassMutual Global Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.92%	9.31%	9.69%
MassMutual Global Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		15.76%	9.21%	9.58%
MassMutual Global Fund - Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.13%	5.45%	6.52%
MassMutual Global Fund - Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.11%	6.84%	7.19%
MassMutual Global Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		15.61%	9.08%	9.47%
MassMutual Global Fund - Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		15.42%	8.96%	9.36%
MassMutual Global Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent		15.36%	8.82%	9.20%
MassMutual Global Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.86%	7.48%	8.47%
MassMutual Global Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent		15.07%	8.54%	8.93%
MassMutual Global Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		15.76%	9.21%	9.58%
MassMutual International Equity Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		(2.14%)	3.88%	4.79%
MassMutual International Equity Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		(2.25%)	3.76%	4.67%
MassMutual International Equity Fund - Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.27%)	0.45%	2.62%
MassMutual International Equity Fund - Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.30%)	2.52%	3.47%
MassMutual International Equity Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		(2.35%)	3.67%	4.57%
MassMutual International Equity Fund - Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		(2.42%)	3.58%	4.47%
MassMutual International Equity Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent		(2.55%)	3.42%	4.31%
MassMutual International Equity Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(7.94%)	2.16%	3.62%
MassMutual International Equity Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent		(2.74%)	3.17%	4.06%
MassMutual International Equity Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		(2.24%)	3.77%	4.67%
MassMutual Short-Duration Bond Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.88%	1.82%	2.18%
MassMutual Short-Duration Bond Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		7.74%	1.64%	2.05%
MassMutual Short-Duration Bond Fund - Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.03%	0.25%	0.74%
MassMutual Short-Duration Bond Fund - Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.55%	0.65%	0.99%
MassMutual Short-Duration Bond Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		7.78%	1.54%	1.94%
MassMutual Short-Duration Bond Fund - Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		7.56%	1.46%	1.84%
MassMutual Short-Duration Bond Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent		7.49%	1.31%	1.71%
MassMutual Short-Duration Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.67%	0.71%	1.34%
MassMutual Short-Duration Bond Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent		7.14%	1.06%	1.43%
MassMutual Short-Duration Bond Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		7.83%	1.79%	2.12%
MassMutual Short-Duration Bond Fund - Class L
Prospectus [Line Items]
Average Annual Return, Percent		5.43%	1.14%	1.51%
MassMutual Short-Duration Bond Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.39%	1.31%	1.68%
MassMutual High Yield Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.50%	4.46%	5.40%
MassMutual High Yield Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		9.52%	4.36%	5.30%
MassMutual High Yield Fund - Service Class
Prospectus [Line Items]
Average Annual Return, Percent		9.40%	4.27%	5.20%
MassMutual High Yield Fund - Service Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	1.77%	2.62%
MassMutual High Yield Fund - Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.49%	2.16%	2.82%
MassMutual High Yield Fund - Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent		9.33%	4.15%	5.10%
MassMutual High Yield Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent		9.07%	4.00%	4.94%
MassMutual High Yield Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.47%	3.01%	4.40%
MassMutual High Yield Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent		8.87%	3.73%	4.68%
MassMutual High Yield Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		9.58%	4.39%	5.31%
MassMutual High Yield Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		7.59%	3.44%	4.37%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3],[4]	1.25%	(0.33%)	1.35%
FTSE 3 Month US T Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.45%	2.54%	1.79%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.84%	1.87%	2.24%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]	23.81%	13.86%	12.55%
Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.83%	6.80%	6.78%
Custom Balanced Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	16.26%	9.41%	9.10%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	25.02%	14.53%	13.10%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	16.78%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	7.40%	7.82%
MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI ACWI ex USA (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%	4.80%
Bloomberg U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.39%	1.53%	1.61%
Bloomberg U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.19%	4.21%	5.17%

[1]
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[2]
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[3]
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[4]
Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[5]	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[6]
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

[7]	The Custom Balanced Index is a hypothetical custom index which comprises the S&P 500 Index (65%) and Bloomberg U.S. Aggregate Bond (35%) Index.
[8]
Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.